   As filed with the Securities and Exchange Commission on April 12, 2002



                                                      Registration No. 33- 33085
                                                                       811-06032
--------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION

                           WASHINGTON, D.C    20549

--------------------------------------------------------------------------------
                                   FORM N-4

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       Pre-Effective Amendment No.___

                      Post-Effective Amendment No. 29                   X

                                                  ----                  -

                                      and

                       REGISTRATION STATEMENT UNDER THE
                        INVESTMENT COMPANY ACT OF 1940


                              Amendment No.  41                          X

                                            ----                         -


                             Separate Account VA B
                     -------------------------------------
                          (Exact Name of Registrant)

                   -----------------------------------------

                      Transamerica Life Insurance Company
                      -----------------------------------
                              (Name of Depositor)

                          --------------------------

              4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499
              --------------------------------------------------
             (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, including Area Code

                                (319) 297-8121
                            Frank A. Camp, Esquire
                      Transamerica Life Insurance Company
                           4333 Edgewood Road, N.E.
                         Cedar Rapids, Iowa 52499-4520
                    (Name and Address of Agent for Service)

                                   Copy to:

                         Frederick R. Bellamy, Esquire
                      Sutherland Asbill & Brennan LLP
                        1275 Pennsylvania Avenue, N.W.
                         Washington, D.C.  20004-2404

Title of Securities Being Registered:
Flexible Premium Variable Annuity Policies

     It is proposed that this filing will become effective:


                immediately upon filing pursuant to paragraph (b) of
     -------    Rule 485

        X       on May 1, 2002 pursuant to paragraph (b) of Rule 485

     -------

                60 days after filing pursuant to paragraph (a) (1) of
     -------    Rule 485


                on ____________ pursuant to paragraph (a)(1) of Rule 485
     -------



If appropriate, check the following box:

       [_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing is solely for the purpose of delaying the post-effective date of the prior post-effective amendment filed on March 15, 2002. Parts A, B and C of the prior filing (Post-Effective Amendment No. 28 to Form N-4, File No. 33-33085) are incorporated by reference.

                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 11/th/ day of April, 2002.


                                    SEPARATE ACCOUNT VA B

                                    TRANSAMERICA LIFE INSURANCE COMPANY
                                    Depositor

                                                                       *
                                    ------------------------------------
                                    Larry N. Norman
                                    President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated.

Signatures                    Title                          Date
----------                    -----                          ----
                           *  Director                       ______________, 2002
----------------------------
Patrick S. Baird

                           *  Director                       ______________, 2002
----------------------------  (Principal Executive Officer)
Larry N. Norman

/s/ Craig D. Vermie           Director                       April 11/th/  , 2002
----------------------------                                 ------------
Craig D. Vermie

                           *  Director                       ______________, 2002
----------------------------
Douglas C. Kolsrud

                           *  Vice President and             ______________, 2002
----------------------------  Corporate Controller
Robert J. Kontz

                           *  Director, Vice President,      ______________, 2002
----------------------------  Treasurer and Chief
Brenda K. Clancy              Financial Officer


*By Craig D. Vermie, Attorney-in-Fact